UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  28-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

      /s/  Wendy Vasquez     Brentwood, TN     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $949,477 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    19617   921418 SH       SOLE                   921418        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101      403    25783 SH       SOLE                    25783        0        0
ALCON INC                      COM SHS          H01301102    33048   370538 SH       SOLE                   370538        0        0
BECTON DICKINSON & CO          COM              075887109    24871   363668 SH       SOLE                   363668        0        0
BUCYRUS INTL INC NEW           COM              118759109    16403   885696 SH       SOLE                   885696        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    21405  1044123 SH       SOLE                  1044123        0        0
CISCO SYS INC                  COM              17275R102    30368  1863060 SH       SOLE                  1863060        0        0
COCA COLA CO                   COM              191216100    44650   986296 SH       SOLE                   986296        0        0
COMMSCOPE INC                  COM              203372107      174    11201 SH       SOLE                    11201        0        0
DANAHER CORP DEL               COM              235851102    33119   585047 SH       SOLE                   585047        0        0
DISNEY WALT CO                 COM DISNEY       254687106    22508   991970 SH       SOLE                   991970        0        0
GENERAL DYNAMICS CORP          COM              369550108    41712   724295 SH       SOLE                   724295        0        0
HARRIS CORP DEL                COM              413875105    36769   966327 SH       SOLE                   966327        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602    13890   109376 SH       SOLE                   109376        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      476    65335 SH       SOLE                    65335        0        0
ISHARES INC                    MSCI SPAIN       464286764      349     9220 SH       SOLE                     9220        0        0
ISHARES INC                    MSCI S KOREA     464286772      294    10497 SH       SOLE                    10497        0        0
ISHARES TR                     S&P 100 IDX FD   464287101   199116  4609173 SH       SOLE                  4609173        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      527    11984 SH       SOLE                    11984        0        0
ISHARES TR                     MSCI ACWI EX     464288240      785    25539 SH       SOLE                    25539        0        0
ISHARES TR                     RUSL 2000 GROW   464287648      322     6332 SH       SOLE                     6332        0        0
ITT CORP NEW                   COM              450911102    33512   728689 SH       SOLE                   728689        0        0
JANUS CAP GROUP INC            COM              47102X105      215    26753 SH       SOLE                    26753        0        0
MARATHON OIL CORP              COM              565849106    25764   941679 SH       SOLE                   941679        0        0
MICROSOFT CORP                 COM              594918104    28850  1484067 SH       SOLE                  1484067        0        0
MONSANTO CO NEW                COM              61166W101    40649   577805 SH       SOLE                   577805        0        0
NETS TR                        HANG SENG CHIN   64118K803      360    24370 SH       SOLE                    24370        0        0
NETS TR                        HANG SENG HK     64118K308      352    23539 SH       SOLE                    23539        0        0
NETS TR                        DAX IDX FD GER   64118K100      346    22265 SH       SOLE                    22265        0        0
NIKE INC                       CL B             654106103    24777   485825 SH       SOLE                   485825        0        0
NUCOR CORP                     COM              670346105    20200   437232 SH       SOLE                   437232        0        0
ORACLE CORP                    COM              68389X105    44116  2488237 SH       SOLE                  2488237        0        0
POWERSHARES ETF TRUST          VAL LINE TIME    73935X682     2390   238956 SH       SOLE                   238956        0        0
QLOGIC CORP                    COM              747277101    21880  1627939 SH       SOLE                  1627939        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    21628   416646 SH       SOLE                   416646        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    41152  2544931 SH       SOLE                  2544931        0        0
SOUTHERN COPPER CORP           COM              84265V105    18300  1139462 SH       SOLE                  1139462        0        0
SPDR INDEX SHS FDS             S&P BRIC 40ETF   78463X798      311    21816 SH       SOLE                    21816        0        0
SPDR INDEX SHS FDS             LATIN AMER ETF   78463X707      422    10604 SH       SOLE                    10604        0        0
SPDR TR                        UNIT SER 1       78462F103    10739   119010 SH       SOLE                   119010        0        0
STRYKER CORP                   COM              863667101    30438   761901 SH       SOLE                   761901        0        0
TEREX CORP NEW                 COM              880779103    10408   600947 SH       SOLE                   600947        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      270     6041 SH       SOLE                     6041        0        0
WATERS CORP                    COM              941848103    31439   857825 SH       SOLE                   857825        0        0
WESTERN DIGITAL CORP           COM              958102105      153    13365 SH       SOLE                    13365        0        0